Consolidated Statements of Other Comprehensive Income (loss) - USD ($) $ in Thousands		12 Months Ended
		Mar. 30, 2019	Mar. 31, 2018 [1]	Mar. 25, 2017 [1]
Statement of Comprehensive Income [Abstract]
Net (loss) income		$ (18,686)	$ 14,095	$ 7,075
Other comprehensive (loss) income:
Foreign currency translation adjustments	[2],[3]	(86)	907	10
Total other comprehensive(loss) income		$ (18,772)	$ 15,002	$ 7,085

[1]	Recast (refer to note 1)
[2]	Item that may be reclassified to the Statement of Operations in future periods
[3]	The change in cumulative translation adjustments is not due to reclassifications out of accumulated other comprehensive income (loss).